INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Summary of income tax expense

	For the Years Ended
	December 31,
	2022	2021	2020
Current income tax expense	$—	$—	$—
Deferred income tax expense	—	—	108,638
Income tax expense	$—	$—	$108,638

Summary of reconciliation of the statutory tax rate to the effective tax rate

	For the Years Ended
	December 31,
	2022	2021	2020
PRC statutory income tax rate	25%	25%	25%
Impact of different income tax rates in other jurisdictions	(0.8)%	5.9%	1.4%
Effect of preferential tax rate(a)	(18.0)%	(23.6)%	(38.1)%
Effect of non-deductible expenses	(0.2)%	(0.7)%	7.9%
Effect of change in valuation allowance	(6.0)%	(6.6)%	5.4%
Effective tax rate	0.0%	0.0%	1.6%
(a)	The Company’s subsidiaries, Horgos Baosheng, Kashi Baosheng and Baosheng Technology are subject to a favorable tax rate of 0%. For the years ended December 31, 2022, 2021, and 2020, the tax saving as the result of the favorable tax rate amounted to $nil, $nil, and $2,686,911, respectively, and per share effect of the favorable tax rate (after share reorganization) were $nil, $nil, and $2.53.

Summary of deferred tax assets

	December 31,	December 31,
	2022	2021
Deferred tax assets:
Net operating losses carryforwards	$1,190,713	$1,465,593

Allowance for doubtful accounts of accounts receivable	27,745	65,526
Allowance for doubtful accounts of prepayments	70,207	114,293
Allowance for doubtful accounts of other current assets	1,717	1,858
Less: allowance on deferred tax assets	(1,290,381)	(1,647,270)
	$—	$—